UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                      October 26, 2006 to November 27, 2006


Commission File Number of issuing entity: 333-130192-01


                 J.P. Morgan Mortgage Acquisition Trust 2006-NC1
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
--------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       83-0459839, 83-0459840, 83-0459843
                     --------------------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-NC1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
        A1        [   ]           [   ]           [ x ]
        A2        [   ]           [   ]           [ x ]
        A3        [   ]           [   ]           [ x ]
        A4        [   ]           [   ]           [ x ]
        A5        [   ]           [   ]           [ x ]
        M1        [   ]           [   ]           [ x ]
        M2        [   ]           [   ]           [ x ]
        M3        [   ]           [   ]           [ x ]
        M4        [   ]           [   ]           [ x ]
        M5        [   ]           [   ]           [ x ]
        M6        [   ]           [   ]           [ x ]
        M7        [   ]           [   ]           [ x ]
        M8        [   ]           [   ]           [ x ]
        M9        [   ]           [   ]           [ x ]
        M10       [   ]           [   ]           [ x ]
        M11       [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-NC1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on November 27, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                         J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    December 8, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-NC1 relating to the November 27, 2006 distribution.


                                     EX-99.1
             J.P. Morgan Mortgage Acquisition Trust, Series 2006-NC1
                                 November 27, 2006

                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      3
Delinquent Mortgage Loans                                          9
Delinquency Trend Group                                           10
Bankruptcies                                                      11
Foreclosures                                                      12
REO Properties                                                    13
REO Property Scheduled Balance                                    14
Principal Payoffs by Group occurred in this Distribution          14
Realized Loss Group Report                                        15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

            J.P. Morgan Mortgage Acquisition Trust, Series 2006-NC1
                                 November 27, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL         BEGINNING                                                                             ENDING
             FACE             PRINCIPAL                                                       REALIZED   DEFERRED   PRINCIPAL
CLASS        VALUE            BALANCE          PRINCIPAL         INTEREST        TOTAL        LOSSES     INTEREST   BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       345,251,000.00     265,628,663.60     7,755,094.31   1,336,776.25       9,091,870.56     0.00      0.00     257,873,569.29
A2       192,137,000.00     106,734,798.54    13,521,104.00     526,380.45      14,047,484.45     0.00      0.00      93,213,694.54
A3        71,443,000.00      71,443,000.00             0.00     356,262.43         356,262.43     0.00      0.00      71,443,000.00
A4        79,871,000.00      79,871,000.00             0.00     401,950.81         401,950.81     0.00      0.00      79,871,000.00
A5        43,143,000.00      43,143,000.00             0.00     221,071.92         221,071.92     0.00      0.00      43,143,000.00
M1        42,803,000.00      42,803,000.00             0.00     221,291.51         221,291.51     0.00      0.00      42,803,000.00
M2        30,707,000.00      30,707,000.00             0.00     159,318.15         159,318.15     0.00      0.00      30,707,000.00
M3        17,214,000.00      17,214,000.00             0.00      89,627.56          89,627.56     0.00      0.00      17,214,000.00
M4        13,958,000.00      13,958,000.00             0.00      73,698.24          73,698.24     0.00      0.00      13,958,000.00
M5        13,027,000.00      13,027,000.00             0.00      69,021.39          69,021.39     0.00      0.00      13,027,000.00
M6        13,492,000.00      13,492,000.00             0.00      72,474.53          72,474.53     0.00      0.00      13,492,000.00
M7        13,492,000.00      13,492,000.00             0.00      79,400.42          79,400.42     0.00      0.00      13,492,000.00
M8        10,701,000.00      10,701,000.00             0.00      63,956.31          63,956.31     0.00      0.00      10,701,000.00
M9         7,909,000.00       7,909,000.00             0.00      53,069.39          53,069.39     0.00      0.00       7,909,000.00
M10        6,048,000.00       6,048,000.00             0.00      43,354.08          43,354.08     0.00      0.00       6,048,000.00
M11        9,304,000.00       9,304,000.00             0.00      66,694.17          66,694.17     0.00      0.00       9,304,000.00
P                100.00             100.00             0.00     345,358.41         345,358.41     0.00      0.00             100.00
R                  0.00               0.00             0.00           0.00               0.00     0.00      0.00               0.00
TOTALS   910,500,100.00     745,475,562.14    21,276,198.31   4,179,706.02      25,455,904.33     0.00      0.00     724,199,363.83
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             NOTIONAL                                                         REALIZED    DEFERRED     NOTIONAL
CLASS       VALUE            BALANCE          PRINCIPAL          INTEREST          TOTAL       LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        930,509,120.00     765,481,508.05             0.00     669,169.52         669,169.52     0.00      0.00     744,205,309.74
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                     ENDING           PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL             PRINCIPAL        RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46626LJL5      769.37840470      22.46219217           3.87189682          26.33408900       746.91621252      5.490000%
A2        46626LJM3      555.51402666      70.37220317           2.73961002          73.11181319       485.14182349      5.380000%
A3        46626LJN1    1,000.00000000       0.00000000           4.98666671           4.98666671     1,000.00000000      5.440000%
A4        46626LJP6    1,000.00000000       0.00000000           5.03250003           5.03250003     1,000.00000000      5.490000%
A5        46626LJQ4    1,000.00000000       0.00000000           5.12416661           5.12416661     1,000.00000000      5.590000%
M1        46626LJR2    1,000.00000000       0.00000000           5.17000000           5.17000000     1,000.00000000      5.640000%
M2        46626LJS0    1,000.00000000       0.00000000           5.18833328           5.18833328     1,000.00000000      5.660000%
M3        46626LJT8    1,000.00000000       0.00000000           5.20666667           5.20666667     1,000.00000000      5.680000%
M4        46626LJU5    1,000.00000000       0.00000000           5.28000000           5.28000000     1,000.00000000      5.760000%
M5        46626LJV3    1,000.00000000       0.00000000           5.29833346           5.29833346     1,000.00000000      5.780000%
M6        46626LJW1    1,000.00000000       0.00000000           5.37166691           5.37166691     1,000.00000000      5.860000%
M7        46626LJX9    1,000.00000000       0.00000000           5.88500000           5.88500000     1,000.00000000      6.420000%
M8        46626LJY7    1,000.00000000       0.00000000           5.97666667           5.97666667     1,000.00000000      6.520000%
M9        46626LJZ4    1,000.00000000       0.00000000           6.71000000           6.71000000     1,000.00000000      7.320000%
M10       46626LKA7    1,000.00000000       0.00000000           7.16833333           7.16833333     1,000.00000000      7.820000%
M11       46626LKB5    1,000.00000000       0.00000000           7.16833298           7.16833298     1,000.00000000      7.820000%
P            N/A       1,000.00000000       0.00000000   3,453,584.10000000   3,453,584.10000000     1,000.00000000      0.000000%
TOTALS                   818.75395965      23.36759580           4.59056075          27.95815655       795.38636386
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                     ENDING             PASS-THRU
CLASS        CUSIP     NOTIONAL          PRINCIPAL            INTEREST              TOTAL            NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C            N/A         822.64804460       0.00000000           0.71914343           0.71914343       799.78292931      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


            J.P. Morgan Mortgage Acquisition Trust, Series 2006-NC1
                                November 27, 2006

Dates

Record Date                                                                                   11/24/06
Determination Date                                                                            11/15/06
Distribution Date                                                                             11/27/06

Principal Funds:
Scheduled Principal Payments (Total)                                                        329,530.82
Group 1                                                                                     160,998.90
Group 2                                                                                     168,531.92

Principal Prepayments (Total)                                                            20,151,799.61
Group 1                                                                                   7,184,065.09
Group 2                                                                                  12,967,734.52

Curtailments (Total)                                                                         27,745.35
Group 1                                                                                      12,833.32
Group 2                                                                                      14,912.03

Curtailment Interest Adjustments (Total)                                                        -17.46
Group 1                                                                                          35.78
Group 2                                                                                         -53.24

Repurchase Principal (Total)                                                                      0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Substitution Amounts (Total)                                                                      0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Net Liquidation Proceeds (Total)                                                            184,736.27
Group 1                                                                                     184,736.27
Group 2                                                                                           0.00
Other Principal Adjustments (Total)                                                               0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Non Recoverable Principal Advances (Total)                                                      386.80
Group 1                                                                                           0.00
Group 2                                                                                         386.80

Interest Funds:

Gross Interest                                                                            5,149,660.23
Group 1                                                                                   2,417,088.15
Group 2                                                                                   2,732,572.08

Servicing Fees                                                                              318,950.61
Group 1                                                                                     149,721.07
Group 2                                                                                     169,229.54

Trustee Fees                                                                                  2,551.62
Group 1                                                                                       1,197.78
Group 2                                                                                       1,353.84

Custodian Fee                                                                                 1,275.80
Group 1                                                                                         598.88
Group 2                                                                                         676.92

Trust Oversight Manager Fees                                                                  9,568.52
Group 1                                                                                       4,491.63
Group 2                                                                                       5,076.89

Non Recoverable Interest Advances (Total)                                                     8,310.01
Group 1                                                                                           0.00
Group 2                                                                                       8,310.01

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                   45
Group 1                                                                                             21
Group 2                                                                                             24

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected       11,318,930.66
Group 1                                                                                   3,914,809.62
Group 2                                                                                   7,404,121.04

Amount of Prepayment Penalties Collected                                                    345,358.41
Group 1                                                                                     118,089.56
Group 2                                                                                     227,268.85

Available Remitance Amount                                                               25,502,411.46

Principal Remittance Amount (Total)                                                      20,693,407.79
Group 1                                                                                   7,542,669.36
Group 2                                                                                  13,150,738.43

Interest Remittance Amount (Total)                                                        4,809,003.67
Group 1                                                                                   2,261,078.78
Group 2                                                                                   2,547,924.89

Pool Detail:
Beginning Number of Loans Outstanding                                                            3,531
Group 1                                                                                          1,913
Group 2                                                                                          1,618

Ending Number of Loans Outstanding                                                               3,442
Group 1                                                                                          1,872
Group 2                                                                                          1,570

Beginning Aggregate Loan Balance                                                        765,481,508.24
Group 1                                                                                 359,330,568.04
Group 2                                                                                 406,150,940.20

Ending Aggregate Loan Balance                                                           744,205,309.93
Group 1                                                                                 351,723,132.31
Group 2                                                                                 392,482,177.62

Current Advances                                                                                  0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Aggregate Advances                                                                                0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Weighted Average Remaning Term To Maturity                                                         349
Group 1                                                                                            349
Group 2                                                                                            350

Weighted Average Net Mortgage Rate                                                            7.55182%
Group 1                                                                                       7.55097%
Group 2                                                                                       7.55257%

Interest Accrual Period
Start Date                                                                            October 25, 2006
End Date                                                                             November 27, 2006
Number of Days in Accrual Period                                                                    33

 Delinquent Mortgage Loans
          Group 1
          Category              Number       Principal Balance     Percentage
          1 Month                 51              9,248,256.80          2.63%
          2 Month                 15              3,671,871.70          1.04%
          3 Month                  3                470,456.62          0.13%
           Total                  69             13,390,585.12          3.81%
 Delinquent Mortgage Loans
          Group 2
          Category              Number       Principal Balance     Percentage
          1 Month                 83             21,189,390.81          5.40%
          2 Month                 20              6,029,297.43          1.54%
          3 Month                  9                830,337.71          0.21%
           Total                  112            28,049,025.95          7.15%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

                               Bankruptcies
      Group Number     Number of Loans  Principal Balance  Percentage
               1              6               859,306.27        0.24%
               2             12             1,954,870.31        0.50%
          Total              18             2,814,176.58        0.38%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        3
Principal Balance of Bankruptcy Loans that are Current                                    399,407.98
Number of Bankruptcy Loans that are 1 Month Delinquent                                             1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                         278,835.08
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       181,063.21
Total Number of Bankruptcy Loans                                                                   6
Total Principal Balance of Bankruptcy Loans                                               859,306.27

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        3
Principal Balance of Bankruptcy Loans that are Current                                    244,810.73
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            2
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                        162,289.75
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           7
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                     1,547,769.83
Total Number of Bankruptcy Loans                                                                  12
Total Principal Balance of Bankruptcy Loans                                             1,954,870.31

                                  Foreclosures
        Group Number     Number of Loans  Principal Balance   Percentage
                1               53            8,607,092.35         2.45%
                2               74           20,552,583.99         5.24%
           Total               127           29,159,676.34         3.92%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                         53
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                    8,607,092.35
Total Number of Foreclosure Loans                                                                 53
Total Principal Balance of Foreclosure Loans                                            8,607,092.35

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           2
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                       687,376.70
Number of Foreclosure Loans that are 3+ Months Delinquent                                         72
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   19,865,207.29
Total Number of Foreclosure Loans                                                                 74
Total Principal Balance of Foreclosure Loans                                           20,552,583.99

                                 REO Properties
     Group Number        Number of Loans  Principal Balance     Percentage
              1                 4               466,350.35           0.13%
              2                 1               239,435.81           0.06%
         Total                  5               705,786.16           0.09%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  4
Principal Balance of REO Loans that are 3+ Months Delinquent                              466,350.35
Total Number of REO Loans                                                                          4
Total Principal Balance of REO Loans                                                      466,350.35

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  1
Principal Balance of REO Loans that are 3+ Months Delinquent                              239,435.81
Total Number of REO Loans                                                                          1
Total Principal Balance of REO Loans                                                      239,435.81


                         REO Property Scheduled Balance
          Group Number      Loan Number     REO Date  Schedule Principal Balance
                1            1005305341   03/01/2006          118,569.81
                1            1005451995   03/01/2006          103,360.35
                1            1005721267   04/01/2006          134,817.14
                1            1005739702   04/01/2006          109,603.05
                2            1004846359   03/01/2006          239,435.81
              Total                                           705,786.16

             Principal Payoffs by Group occured in this Distribution
     Group Number   Number of Loans     Principal Balance       Percentage
              1            0                 7,433,567.73            2.11%
              2            0                13,485,371.87            3.44%
         Total             0                20,918,939.60            2.81%

                           Realized Loss Group Report
            Group Number    Current Loss    Cumulative Loss  Ending Balance   Balance of Liquidated Loans  Net Liquidation Proceeds
                  1             64,766.37        104,572.43  351,723,132.31                  249,502.64               184,736.27
                  2            517,637.35        517,637.35  392,482,177.62                  498,063.20                     0.00
                TOTAL          582,403.72        622,209.78  744,205,309.93                  747,565.84               184,736.27

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                 582,403.72
Group 1                                                                                         64,766.37
Group 2                                                                                        517,637.35

Cumulative Realized Losses - Reduced by Recoveries                                             622,209.78
Group 1                                                                                        104,572.43
Group 2                                                                                        517,637.35

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00

Trigger Event                                                                                          NO
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 37.40% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                           5.86956%
37.40% of of Senior Enhancement Percetage                                                        9.95441%
OR
TEST II - Trigger Event Occurrence                                                                     NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.06687%
Required Cumulative Loss %                                                                       0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                       20,005,946.10
Ending Overcollateralization Amount                                                         20,005,946.10
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                        991,388.02
Payment to Class C                                                                             669,169.52
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                     0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Swap Account:
Net Swap Payment Due                                                                                 0.00
Net Swap Payment Paid                                                                                0.00
Net Swap Receipt Due                                                                           277,303.97

Beginning Balance                                                                                1,000.00
Additions to the Swap Account                                                                  277,303.97
Withdrawals from the Swap Account                                                              277,303.97
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                        16,731.96
Divident Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                    16,731.96
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                        3,296.62
Class M-10                                                                                       5,292.92
Class M-11                                                                                       8,142.42

Interest Carryover Amount Paid This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                        3,296.62
Class M-10                                                                                       5,292.92
Class M-11                                                                                       8,142.42

Remaining Interest Carryover Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class M-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                   0.00

Available Net Funds Cap to Libor Certificates                                                    6.865288

One-Month LIBOR for Such Distribution Date                                                       5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                        5.490000
Class A-2                                                                                        5.380000
Class A-3                                                                                        5.440000
Class A-4                                                                                        5.490000
Class A-5                                                                                        5.590000
Class M-1                                                                                        5.640000
Class M-2                                                                                        5.660000
Class M-3                                                                                        5.680000
Class M-4                                                                                        5.760000
Class M-5                                                                                        5.780000
Class M-6                                                                                        5.860000
Class M-7                                                                                        6.420000
Class M-8                                                                                        6.520000
Class M-9                                                                                        7.320000
Class M-10                                                                                       7.820000
Class M-11                                                                                       7.820000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00
Deferred Amount Occured This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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